Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity

6.	Stockholders’ Equity

Preferred Stock

The Company’s amended second amended and restated certificate of incorporation authorizes the Company to issue a total of 10,493,339 shares of preferred stock. The Company has reserved sufficient shares of common stock for issuance upon conversion of the preferred stock. As of June 30, 2014, the Company has the following outstanding shares of preferred stock as shown in the table below.

Series	Date Issued	Issue Price	Shares Outstanding	Carrying Amount	Liquidation Preference	Dividend Rate

A	July 2007	$1.786	493,339	$881,103	$881,103	$0.09
B	August 2007	4.420	147,846	653,479	653,479	0.09
B	February 2010	0.027	5,188,253	141,967	22,932,078	0.09

			5,829,438	$1,676,549	$24,466,660

Dividends - The holders of Series A and B preferred stock are entitled to receive noncumulative dividends prior to and in preference to any declaration of payment of any dividends on the common stock of the Company, at the rate of $0.09 per share per annum. Such dividends are payable only when, and if declared by the Board of Directors. No dividends on preferred stock were declared by the Board from inception through June 30, 2014.

Liquidation Preference - In the event of liquidation, dissolution, or winding up of the Company, the holders of the Series A and B preferred stock are entitled to receive an amount per share equal to $1.786 and $4.42, respectively, for each outstanding share of Series A & B preferred stock (as adjusted for stock splits, stock dividends, combinations or other recapitalizations), plus all declared and unpaid dividends on such shares. Thereafter, if assets or surplus funds remained in the Company, the holders of common stock are entitled to receive all of the remaining assets of the Company.

Deemed Liquidation - Any merger or consolidation which would result in the Company’s stockholders immediately prior to such transaction not holding at least 50% of the voting power of the surviving, continuing or purchasing entity, or the sale or lease of all or substantially all of the assets of the Company, was deemed to be a liquidation, dissolution or winding up. Upon this event, holders of all shares of Series A and Series B preferred stock, as well as holders of the Company’s common stock would have receive their liquidation preference, including any declared and unpaid dividends as of the liquidation date. As in an ordinary liquidation, no class or series of the Company’s equity securities has a right to receive a particular form of consideration (e.g., cash or shares) upon a deemed liquidation event. Accordingly, because the holders of the Company’s preferred stock did not have a right to receive cash redemption of their shares, the Preferred stock is classified as permanent equity.

Conversion Rights - The holder of each share of Series A and B preferred stock have the option to convert each share into such number of fully paid and non-assessable shares of the Company’s common stock as is determined by dividing $1.786 (Series A Conversion Price) and $4.42 (Series B Conversion Price).

If the value of the adjusted number of shares of common stock into which the convertible preferred stock was convertible, based on the market price of the common stock on the date the convertible preferred stock was issued, was greater than the value of the number of shares of common stock into which the convertible preferred stock was convertible prior to such adjustment, based on the market price of the common stock on the date the convertible preferred stock was issued, the Company will recognize a beneficial conversion feature associated with the preferred stock. Because the beneficial conversion feature meets the requirements for equity classification (i.e., is not required to be accounted for as a liability), such future beneficial conversion feature charge will be recorded as a preferred stock dividend and the amount will be presented in a reconciliation of “net loss” to arrive at “net loss attributable to common shareholders” on the face of the Company’s statements of operations.

Each share of Series A and Series B preferred is subject to automatic conversion into common stock upon the earlier of (i) the Company’s sales of its common stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended or (ii) the date specified by written consent of holders of a majority of the then outstanding shares of Series A and Series B preferred stock, voting together as a single class on an as-converted basis.

Redemption - The preferred stock is not redeemable.

Voting Rights - The holders of preferred stock has the same voting rights as the holders of common stock. The holders of each share of convertible preferred stock are entitled to the number of votes equal to the number of shares of common stock into which such shares of convertible preferred stock could be converted.

Common Stock

The Company’s amendment to the second amended and restated certificate of incorporation authorizes the Company to issue a total of 20,000,000 shares of common stock. As of June 30, 2014, the Company had an aggregate of 5,098,661 shares of common stock outstanding of which 4,000,000 shares of the outstanding common stock were issued to the founders of the Company in exchange for technology know how and services.

Each share of common stock has the right to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the prior rights of holders of all classes of stock outstanding having priority rights as to dividends. No dividends have been declared by the Board from inception through June 30, 2014.

In the event of a liquidation dissolution, or winding up of the Company, after distribution to the holders of the Series A and B convertible preferred stock, all remaining assets or surplus funds of the Company shall be distributed on a pro-rata basis among the holders of the outstanding common stock and convertible preferred stock assuming full conversion of the convertible preferred stock.

Common Stock Warrants

As of June 30, 2014, the Company had an aggregate of 800,967 outstanding unexercised common stock warrants as follows:

Date Issued	Exercise Price	Number of Shares

2006	$0.17	60,920
2009	$0.44	118,383
2010	$0.44	254,997
2013	$1.00	200,000
2014	$1.50	166,667
Total Shares at June 30, 2014		800,967

In November 2006 and February 2010, the Company issued warrants to purchase 60,920 shares of common stock at an exercise price of $0.17 per share and 254,997 shares of common stock at an exercise price of $0.44 per share, respectively. The warrants were issued to one of the co-founders of the Company and to certain consultants who previously rendered services to the Company for which they agreed to defer payment for their services. The warrants expire in ten years from issuance date and may be exercised for cash or, if the current market price of the Company’s common stock is greater than the per share exercise price, by surrender of a portion of the warrant in a cashless exercise. The initial fair value of the warrants was estimated at an aggregate value of $113,683, using the Black-Scholes option pricing model with the following assumptions at the date of issuance: expected volatility of 105.6%, risk-free interest rate of between 3.62% and 4.62%, contractual term of 10 years and dividend yield of 0%. The warrants are classified as permanent equity. As of June 30, 2014 and December 31, 2013, the unpaid deferred payment balance was $90,199 (see Note 3).

In March 2009, the Company entered a Credit Agreement with MTF, a related party, for which the Company may borrow up to $400,000 (see Note 5). In connection with this transaction, the Company entered into a Warrant Agreement whereby it issued to MTF a warrant to purchase 118,383 shares of the Company’s common stock (“Note Warrant”) at an exercise price of $0.44 which allowed the Company to extend the maturity dates of the notes dated January 18, 2008 and November 4, 2008 to December 31, 2009. The fair value of the warrants was recorded as a debt issuance cost and was being amortized to interest expense over the term of the loan. The initial fair value of the Note Warrant at the grant date was estimated at an aggregate value of $47,970, using the Black-Scholes option pricing model. The warrant was classified as permanent equity at June 30, 2014.

In the connection with the Bridge Financings (see Note 4), warrants were issued to purchase 200,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The warrants expire in seven years from issuance date and may be exercised for cash or, if the current market price of the Company’s common stock is greater than the per share exercise price, by surrender of a portion of the warrant in a cashless exercise. The initial fair value of the warrant was estimated at an aggregate value of $171,143 using the Black-Scholes option pricing model. The fair value on the warrants was recorded as a debt issuance cost and is being amortized to interest expense over the term of the note. For the six months ended June 30, 2014 and the year ended December 31, 2013, $83,625 and $67,104 of the debt issuance costs was amortized to interest expense, respectively.

In connection with the 2014 Note, the Company issued a warrant to purchase 166,667 shares of the Company’s common stock at an exercise price of $1.50 per share and 4 year term (See Note 5).

6.	Stockholders’ Equity

Preferred Stock

The Company’s amended second amended and restated certificate of incorporation authorizes the Company to issue a total of 10,493,339 shares of preferred stock (Series A and B Combined). The Company has reserved sufficient shares of common stock for issuance upon conversion of the preferred stock. As of December 31, 2013, the Company has the following outstanding shares of preferred stock as shown in the table below.

Series	Date Issued	Issue Price	Shares Outstanding	Carrying Amount	Liquidation Preference	Dividend Rate

A	July 2007	$1.786	493,339	$881,103	$881,103	$0.09
B	August 2007	4.420	147,846	653,479	653,479	0.09
B	February 2010	0.027	5,188,253	141,967	22,932,078	0.09

			5,829,438	$1,676,549	$24,466,660

Dividends - The holders of Series A and B preferred stock are entitled to receive noncumulative dividends prior to and in preference to any declaration of payment of any dividends on the common stock of the Company, at the rate of $0.09 per share per annum. Such dividends are payable only when, and if declared by the Board of Directors. No dividends on preferred stock were declared by the Board from inception through December 31, 2013.

Liquidation Preference - In the event of liquidation, dissolution, or winding up of the Company, the holders of the Series A and B preferred stock are entitled to receive an amount per share equal to $1.786 and $4.42, respectively, for each outstanding share of Series A & B preferred stock (as adjusted for stock splits, stock dividends, combinations or other recapitalizations), plus all declared and unpaid dividends on such shares. Thereafter, if assets or surplus funds remained in the Company, the holders of common stock are entitled to receive all of the remaining assets of the Company.

Deemed Liquidation - Any merger or consolidation which would result in the Company’s stockholders immediately prior to such transaction not holding at least 50% of the voting power of the surviving, continuing or purchasing entity, or the sale or lease of all or substantially all of the assets of the Company, was deemed to be a liquidation, dissolution or winding up. Upon this event, holders of all shares of Series A and Series B preferred stock, as well as holders of the Company’s common stock would have receive their liquidation preference, including any declared and unpaid dividends as of the liquidation date. As in an ordinary liquidation, no class or series of the Company’s equity securities has a right to receive a particular form of consideration (e.g., cash or shares) upon a deemed liquidation event. Accordingly, because the holders of the Company’s preferred stock did not have a right to receive cash redemption of their shares, the Preferred stock are classified as permanent equity.

Conversion Rights - The holder of each share of Series A and B preferred stock have the option to convert each share into such number of fully paid and non-assessable shares of the Company’s common stock as is determined by dividing $1.786 (Series A Conversion Price) and $4.42 (Series B Conversion Price).

If the value of the adjusted number of shares of common stock into which the convertible preferred stock was convertible, based on the market price of the common stock on the date the convertible preferred stock was issued, was greater than the value of the number of shares of common stock into which the convertible preferred stock was convertible prior to such adjustment, based on the market price of the common stock on the date the convertible preferred stock was issued, the Company will recognize a beneficial conversion feature associated with the preferred stock. Because the beneficial conversion feature meets the requirements for equity classification (i.e., is not required to be accounted for as a liability), such future beneficial conversion feature charge will be recorded as a preferred stock dividend and the amount will be presented in a reconciliation of “net loss” to arrive at “net loss attributable to common shareholders” on the face of the Company’s statements of operations.

Each share of Series A and Series B preferred is subject to automatic conversion into common stock upon the earlier of (i) the Company’s sales of its common stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended or (ii) the date specified by written consent of holders of a majority of the then outstanding shares of Series A and Series B preferred stock, voting together as a single class on an as-converted basis.

Redemption - The preferred stock is not redeemable.

Voting Rights - The holders of preferred stock has the same voting rights as the holders of common stock. The holders of each share of convertible preferred stock are entitled to the number of votes equal to the number of shares of common stock into which such shares of convertible preferred stock could be converted.

Common Stock

The Company’s amendment to the second amended and restated certificate of incorporation authorizes the Company to issue a total of 20,000,000 shares of common stock. As of
December 31, 2013, the Company had an aggregate of 5,098,661 shares of common stock outstanding of which 4,000,000 shares of the outstanding common stock were issued to the founders of the Company in exchange for technology know how and services.

Each share of common stock has the right to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the prior rights of holders of all classes of stock outstanding having priority rights as to dividends. No dividends have been declared by the Board from inception through December 31, 2013.

In the event of a liquidation dissolution, or winding up of the Company, after distribution to the holders of the Series A and B convertible preferred stock, all remaining assets or surplus funds of the Company shall be distributed on a pro-rata basis among the holders of the outstanding common stock and convertible preferred stock assuming full conversion of the convertible preferred stock.

Common Stock Warrants

As of December 31, 2013, the Company had an aggregate of 609,300 outstanding unexercised common stock warrants as follows:

Date Issued	Exercise Price	Number of Shares

2006	$0.17	60,920
2009	$0.44	118,383
2010	$0.44	254,997
2013	$1.00	175,000

Total Shares at December 31, 2013		609,300

In November 2006 and February 2010, the Company issued warrants to purchase 60,920 shares of common stock at an exercise price of $0.17 per share and 254,997 shares of common stock at an exercise price of $0.44 per share, respectively. The warrants were issued to one of the co-founders of the Company and to certain consultants who previously rendered services to the Company for which they agreed to defer payment for their services. The warrants expire in ten years from issuance date and may be exercised for cash or, if the current market price of the Company’s common stock is greater than the per share exercise price, by surrender of a portion of the warrant in a cashless exercise. The initial fair value of the warrants was estimated at an aggregate value of $113,683, using the Black-Scholes option pricing model with the following assumptions at the date of issuance: expected volatility of 105.6%, risk-free interest rate of between 3.62% and 4.62%, contractual term of 10 years and dividend yield of 0%. The warrants are classified as permanent equity. As of December 31, 2013 and December 31, 2012, the unpaid deferred payment balance was $90,199 and is included in accrued professional services (see Note 3).

In March 2009, the Company entered a Credit Agreement with MTF, a related party, for which the Company may borrow up to $400,000 (see Note 5). In connection with this transaction, the Company entered into a Warrant Agreement whereby it issued to MTF a warrant to purchase 118,383 shares of the Company’s common stock (“Note Warrant”) at an exercise price of $0.44 which allowed the Company to extend the maturity dates of the notes dated January 18, 2008 and November 4, 2008 to December 31, 2009. The fair value of the warrants was recorded as a debt issuance cost and was being amortized to interest expense over the term of the loan. The initial fair value of the Note Warrant at the grant date was estimated at an aggregate value of $47,970, using the Black-Scholes option pricing model. The warrant was classified as permanent equity at December 31, 2013.

In the connection with the Bridge Financings (see Note 4), warrants were issued to purchase 125,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The warrants expire in seven years from issuance date and may be exercised for cash or, if the current market price of the Company’s common stock is greater than the per share exercise price, by surrender of a portion of the warrant in a cashless exercise. The initial fair value of the warrant was estimated at an aggregate value of $150,367 using the Black-Scholes option pricing model. The fair value on the warrants was recorded as a debt issuance cost and is being amortized to interest expense over the term of the note. For the year ended December 31, 2013, $67,104 of the debt issuance costs was amortized to interest expense.

Pro Forma [Member]
Stockholders' Equity

7.	Share capital

Common shares

The following table summarizes the changes in share capital that will occur pursuant to the aforementioned transactions as of June 30, 2014:

Common shares of AFH Acquisition X, Inc. issued and outstanding as at June 30, 2014(1)	5,000,000	$(43,569)	Note 6(a)

Consolidation of AFH Acquisition X, Inc. shares(1)	(1,146,400)		Note 6(a)
Shares issued in exchange for Bone Biologics shares to effect reverse merger (2)(3)	14,059,412	(3,806,536)	Note 6(a)(b)(c)

Common shares of Bone Biologics, Corp. issued and outstanding, at June 30, 2014 after giving effect to Pro-forma adjustments	17,913,012	$(3,850,105)

(1) Reflects consolidation of the 5,000,000 outstanding shares of Common Stock of AFH Acquisition X, Inc. prior to the Merger into 3,853,600 shares of Bone Biologics, Corp. Common Stock and the remaining shares were cancelled.

(2) Assumes the following:

a)	Outstanding 5,098,661 shares of Common Stock of Bone Biologics converted on a 1:1 basis;

b)	Conversion of 30% MTF convertible debt principal and accrued interest (through 6/30/2014) of $1,517,726 into Common Stock at a price of $1.00 per share or 1,517,726 shares;

c)	Conversion of $444,683 principal and accrued interest (through 6/30/2014) of 2013 Bridge Notes into Common Stock at a price of $1.00 per share or 444,683shares;

d)	Conversion of all outstanding Bone Biologics Series A and B Preferred shares into Common Stock on a 1:1 basis, or 5,829,438 shares; and

e)	Subsequent Orthofix Financing of 1,168,904 shares of Common Stock which includes the conversion of $500,000 Convertible Notes and $1,678 accrued interest at $0.75 per share (inclusive of the shares from conversion of the May 2014 MTF Note and related accrued interest which was assigned to Orthofix).

(3) Does not include:

e)	Conversion of remaining principal and interest (through 6/30/2014) of MTF Notes of $3,605,607;

f)	The exercise of outstanding warrants and options to purchase shares of the Company’s Common stock as follows:

i.	Warrants issued to consultants for the purchase of 1,146,596 shares of Common Stock at prices per share ranging from $0.00 to $1.00.

ii.	Warrants issued to 2013 Bridge Note holders for the purchase of 200,000 shares of Common Stock;

iii.	Orthofix Subsequent Warrants for the purchase of 333,334 shares of Common Stock at $1.00 per share (including the 166,667 assigned to Orthofix from the May 2014 MTF Note);

iv.	Extra Warrants issued to AFH as advisor for the purchase of 500,000 shares of Common Stock at a price per share of $1.50.

v.	Advisor Warrants issued to Forefront as placement agent on Orthofix Subsequent Financing of 46,667 shares at $1.00 per share.

vi.	Stock options issued to Bone Biologics, Corp. management for the purchase of 583,059 shares of Common Stock at $1.00 per share.

vii.	Issuance of equity awards to Board members and CEO for an aggregate of 350,000 options with an exercise price of $1.00 and 350,000 restricted stock grants. The stock options vest after one year and the restricted stock grants are issued quarterly over one year.

viii.	Shares reserved for the 2014 Equity Incentive Plan of 2,642,898, of which 1,359,839 shares are available for future issuance (after adjustment for the grants in vi and vii above).

ix.	Warrants to purchase 625,000 shares of Common Stock at a price per share of $1.62 issued pursuant to the 8.5% MTF Omnibus Note of $500,000 entered into September 2014 and maturing on December 31, 2014.

x.	The issuance of performance-based restricted stock awards granted to AFH and MTF, contingent and issuable upon completion of all milestone targets at 2.5% of fully diluted shares calculated at completion.